Content and software development assets (Tables)	3 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Expense of Development Costs

During the period ended March 31, 2023, the Company has expensed the development costs of all its technology as incurred and has expensed the following software development costs.

	March 31, 2023	March 31, 2022
Opening total development costs	$13,056,478	$10,559,601

Development during the period	744,333	516,639
Closing total development costs	$13,800,811	$11,076,240